Taxes (Details Narrative) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Sep. 27, 2022	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Unrecognized tax credits			R$ 87,410	R$ 197,540
Provision for allocation	R$ 810,563
Debts in report of tax position		R$ 92,249
Reduction of charges		41,696
Payment of monthly installments		R$ 50,553